Fair value of financial instruments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Fair value of financial instruments
Note 28 – Fair value of financial instruments
In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value obtained through these techniques cannot be substantiated by comparison with independent markets and, in many cases, cannot be achieved on immediate settlement of the instrument.
The following table summarizes the carrying values and estimated fair values for financial instruments:

			12/31/2019		12/31/2018
			Carrying value	Estimated fair value	Carrying value	Estimated fair value
Cash and cash equivalents	(a	)	30,367	30,367	37,159	37,159
Financial assets			1,501,481	1,513,562	1,424,876	1,433,116
Central Bank compulsory deposits	(a	)	91,248	91,248	94,148	94,148
At Amortized Cost			1,010,644	1,022,725	994,759	1,002,999
Interbank deposits	(b	)	34,583	34,622	26,420	26,510
Securities purchased under agreements to resell	(a	)	198,428	198,428	280,136	280,136
Securities	(c	)	133,119	135,891	110,395	112,171
Loan and Financial Lease	(d	)	585,791	595,061	536,091	542,465
Other financial assets	(e	)	94,752	94,752	75,090	75,090
(-) Provision for Expected Loss			(36,029)	(36,029)	(33,373)	(33,373)
At Fair Value Through Other Comprehensive Income			76,660	76,660	49,323	49,323
Securities	(c	)	76,660	76,660	49,323	49,323
At Fair Value Through Profit or Loss			322,929	322,929	286,646	286,646
Securities	(c	)	281,075	281,075	263,180	263,180
Derivatives	(c	)	41,854	41,854	23,466	23,466
Financial liabilities			1,211,999	1,214,196	1,151,237	1,150,700
At Amortized Cost			1,159,830	1,162,027	1,119,734	1,119,197
Deposits	(b	)	507,060	507,110	463,424	463,363
Securities sold under repurchase agreements	(a	)	256,583	256,583	330,237	330,237
Interbank market funds	(b	)	174,862	174,949	134,670	134,533
Institutional market funds	(b	)	104,244	106,304	93,974	93,635
Other financial liabilities	(e	)	117,081	117,081	97,429	97,429
At Fair Value Through Profit or Loss			48,029	48,029	27,711	27,711
Derivatives	(c	)	47,828	47,828	27,519	27,519
Structured notes			201	201	192	192
Provision for Expected Loss			4,140	4,140	3,792	3,792
Loan Commitments			3,303	3,303	2,601	2,601
Financial Guarantees			837	837	1,191	1,191
Financial instruments not included in the Balance Sheet (Note 32) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 81,733 (R$ 76,852 at 12/31/2018) with an estimated fair value of R$ 968 (R$ 1,168 at 12/31/2018).

The methods and assumptions used to estimate the fair value are defined below:

a)
Cash and cash equivalents, Central Bank compulsory deposits, Securities purchased under agreements to resell, Securities sold under repurchase agreements –
The carrying amounts for these instruments are close to their fair values.

b)	Interbank deposits, Deposits, Interbank and Institutional Market Funds – they are calculated by discounting estimated cash flows at market interest rates.

c)
Securities and Derivatives –
Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, it is necessary to adopt present value estimates and other techniques to establish their fair value. In the absence of prices quoted by the Brazilian Association of Financial and Capital Markets Entities (ANBIMA), the fair values of government securities are determined based on the interest rates provided by brokers. The fair values of corporate debt securities are calculated by discounting estimated cash flows at market interest rates. The fair values of shares are based on the prices quoted in the market. The fair values of derivative financial instruments were determined as follows:

•
Swaps:
The cash flows are discounted to present value based on yield curves that reflect the appropriate risk factors, mainly following swap prices on B3 for derivatives, of Brazilian government securities in the secondary market or derivatives and securities traded abroad. These yield curves may be used to obtain the fair value of currency swaps, interest rate swaps and swaps based on other risk factors (commodities, stock exchange indices, etc.).

•	Futures and forwards: Quotations on exchanges or using criteria identical to those applied to swaps.

•
Options:
determined through mathematical models, such as Black-Scholes, using data, in general from Bloomberg, for implicit volatility, interest rate yield curve and fair value of the underlying asset. Current market prices of options are used to compute the implicit volatilities.

•
Loans:
They are inversely related to the probability of default (PD) in a financial instrument subject to credit risk. The process of adjusting the market price of these spreads is based on the differences between the yield curves with and without credit risk.

d)
Loans and financial leases –
Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount was considered to be close to their market value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

e)
Other financial assets / liabilities
– primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, court deposits (indexed to market rates) made by ITAÚ UNIBANCO HOLDING to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets / liabilities without significant associated market, credit or liquidity risks.

Level
 1:
Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level
 2:
Input that is not observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.
Level
 3:
Inputs are not observable for the asset or liability. Unobservable information is used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, or no market activity for the asset or liability at the measurement date.
Financial assets at fair value through profit or loss, including Derivatives, and at fair value through other comprehensive income:
Level
 1:
Highly-liquid securities with prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, other foreign government securities, shares and debentures traded on stock exchanges and other securities traded in an active market.
Level
 2:
When pricing information is not available for a specific security, valuation is usually based on prices quoted in the market for similar instruments, pricing information obtained from pricing services, such as Bloomberg, Reuters and brokers (only when the prices represent actual transactions) or discounted cash flows, which use information for assets actively traded in an active market. These securities are classified at Level 2 of the fair value hierarchy and consist of certain Brazilian government securities, debentures, some government securities quoted in a less liquid market than for Level 1, and some share prices in investment funds.
Derivatives included in Level 2 are credit default swaps, cross-currency swaps, interest rate swaps, simple options and some forwards
,
since information adopted by pricing models is immediately observable in actively quoted markets. The models used for these instruments are Black-Scholes, Garman & Kohlhagen, Monte Carlo and discounted cash flow.
ITAÚ UNIBANCO HOLDING does not hold positions in alternative investment funds or private equity funds.
Level
 3:
When there is no pricing information in an active market, ITAÚ UNIBANCO HOLDING uses internally developed models, from curves generated according to a proprietary model. Level 3 classification includes some Brazilian government and private securities falling due after 2025 which are not usually traded in an active market.
Derivatives with fair values classified in Level 3 of the fair value hierarchy are composed of exotic options, certain swaps indexed to non-observable
inputs, and swaps with other products, such as swap with options or with verification, credit derivatives and futures of certain commodities.
All the above methods may result in a fair value that is not indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all the method used are appropriate and consistent with other market participants. Moreover, the adoption of different methods or assumptions to estimate fair value may result in different fair value estimates at the balance sheet date.

Distribution by level
The following table presents the breakdown of fair value hierarchy levels.

	12/31/2019				12/31/2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	234,583	43,738	1,719	280,040	224,872	34,206	2,833	261,911
Investment funds	318	7,949	0	8,267	2,003	2,323	—	4,326
Brazilian government securities	216,167	3,444	0	219,611	213,816	3,242	—	217,058
Government securities – other countries	1,520	0	0	1,520	1,517	562	—	2,079

Argentina	318	0	0	318	1,129	—	—	1,129
Chile	488	0	0	488	147	155	—	302
Colombia	409	0	0	409	—	207	—	207
United States	141	0	0	141	117	—	—	117
Italy	0	0	0	0	—	115	—	115
Mexico	57	0	0	57	120	—	—	120
Paraguay	2	0	0	2	—	1	—	1
Peru	8	0	0	8	—	—	—	—
Uruguay	97	0	0	97	—	84	—	84
Other	0	0	0	0	4	—	—	4
Corporate debt securities	16,578	32,345	1,719	50,642	7,536	28,079	2,833	38,448

Negotiable Shares	9,847	4,790	0	14,637	6,175	2,003	1,268	9,446
Bank deposit certificates	0	792	0	792	1	968	—	969
Real estate receivables certificates	0	0	1,444	1,444	—	—	1,411	1,411
Debentures	4,667	7,763	225	12,655	168	4,707	85	4,960
Eurobonds and others	2,064	102	7	2,173	1,192	173	31	1,396
Financial credit bills	0	18,501	13	18,514	—	19,719	5	19,724
Promissory notes	0	313	0	313	—	435	—	435
Other	0	84	30	114	—	74	33	107
Financial assets at fair value through other comprehensive income	72,455	4,171	34	76,660	30,680	18,643	—	49,323

Brazilian government securities	49,879	853	0	50,732	27,038	801	—	27,839
Government securities – other countries	20,571	0	0	20,571	2,448	16,324	—	18,772

Germany	23	0	0	23	22	—	—	22
Chile	11,208	0	0	11,208	—	7,653	—	7,653
Colombia	3,878	0	0	3,878	—	5,505	—	5,505
United States	2,756	0	0	2,756	2,425	193	—	2,618
France	0	0	0	0	—	891	—	891
Italy	329	0	0	329	—	—	—	—
Paraguay	1,780	0	0	1,780	—	1,529	—	1,529
Uruguay	597	0	0	597	—	553	—	553
Other	0	0	0	0	1	—	—	1
Corporate debt securities	2,005	3,318	34	5,357	1,194	1,518	—	2,712

Negotiable Shares	149	0	0	149	161	—	—	161
Bank deposit certificates	0	2,371	0	2,371	—	1,053	—	1,053
Real estate receivables certificates	0	0	26	26			—	—
Debentures	334	0	0	334	—	2	—	2
Eurobonds and others	1,522	947	8	2,477	1,033	463	—	1,496
Financial assets designated at fair value through profit or loss	1,035	0	0	1,035	1,269	—	—	1,269

Brazilian external debt bonds	1,035	0	0	1,035	1,269	—	—	1,269
Financial liabilities designated at fair value through profit or loss	0	201	0	201	—	192	—	192

Structured notes	0	201	0	201	—	192	—	192
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2019				12/31/2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	14	41,737	103	41,854	15	23,309	142	23,466

Swap Contract – adjustment receivable	0	26,426	32	26,458	—	13,003	90	13,093
Options Contract	0	8,385	71	8,456	—	4,163	52	4,215
Forwards Contract	0	2,162	0	2,162	—	1,835	—	1,835
Credit derivatives - financial Institutions	0	167	0	167	—	120	—	120
NDF - Non Deliverable Forward	0	4,446	0	4,446	—	3,711	—	3,711
Other derivative financial instruments	14	151	0	165	15	477	—	492
Liabilities	(7)	(47,736)	(85)	(47,828)	(22)	(27,471)	(26)	(27,519)

Swap Contract – adjustment payable	0	(32,881)	(46)	(32,927)	—	(19,513)	(3)	(19,516)
Options Contract	0	(9,022)	(39)	(9,061)	—	(3,906)	(23)	(3,929)
Forwards Contract	0	(754)	0	(754)	—	(470)	—	(470)
Credit derivatives - financial Institutions	0	(40)	0	(40)	—	(140)	—	(140)
NDF - Non Deliverable Forward	0	(4,971)	0	(4,971)	—	(3,384)	—	(3,384)
Other derivative financial instruments	(7)	(68)	0	(75)	(22)	(58)	—	(80)
There were no significant transfer between Level 1 and Level 2 during the period of December 31, 2019. Transfers to and from Level 3 are presented in movements of Level 3.

Measurement of Level 2 fair value based on pricing services and brokers
To ensure that the fair value of these instruments is properly classified as Level 2, in-house
analyses of information received are conducted, so as to understand the nature of inputs used by the service provider.
Prices provided by pricing services that meet the following requirements are considered Level 2: input is immediately available, regularly distributed, provided by sources actively involved in significant markets and it is not proprietary.
Of the total of R$ 48,110 in financial instruments classified as Level 2, on December 31, 2019, a pricing service or brokers were used to price securities to the value of R$ 8,812, substantially represented by:

•
Debentures:
When available, we use price information for transactions recorded in the Brazilian Debenture System (SND), an electronic platform operated by B3, which provides multiple services for transactions involving debentures in the secondary market. Alternatively, prices of debentures provided by ANBIMA are used. Its methodology includes obtaining, on a daily basis, illustrative non-binding
prices from a group of market players deemed to be significant. Such information is subject to statistical filters intended to eliminate outliers.

•
Global and corporate securities:
The pricing process for these securities consists of capturing from 2 to 8 quotes from Bloomberg, depending on the asset. The method then compares the highest purchase prices and the lowest sale prices of trades provided by Bloomberg for the last day of the month. These prices are compared with information from purchase orders that the Institutional Treasury of ITAÚ UNIBANCO HOLDING provides to Bloomberg. Should the difference between them be lower than 0.5%, the average price of Bloomberg is used. If it is higher than 0.5% or if the Institutional Treasury does not provide information on this specific security, the average price gathered directly from other banks is used. The Institutional Treasury price is used as a reference only and never in the computation of the final price.

Level 3 recurring fair value measurements
The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily process of price capture, calculation and disclosure is periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.
The most frequent cases of assets classified as Level 3 are justified by the discount factors used. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets. For swaps, the indexers for both legs are analyzed. There are some cases in which the input periods are shorter than the maturity of the derivative.

Level 3 recurring fair value changes
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)

Corporate securities	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)
Negotiable shares	1,268	(285)	—	—	—	(983)	0	—
Real estate receivables certificates	1,411	(487)	—	573	(53)	—	1,444	29
Debentures	85	(504)	—	604	(222)	262	225	(336)
Eurobonds and others	31	(4)	—	3	(51)	28	7	—
Financial credit bills	5	6	—	8	(6)	—	13	—
Other	33	(26)	—	567	(575)	31	30	—

Financial assets at fair value through other comprehensive income	—	43	(47)	76	(68)	30	34	(2)

Corporate securities	—	43	(47)	76	(68)	30	34	(2)
Real estate receivables certificates	—	—	—	26	—	—	26	—
Debentures	—	(2)	6	50	(54)	—	0	1
Eurobonds and other	—	45	(53)	—	(14)	30	8	(3)

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – assets	142	(78)	—	274	(156)	(79)	103	(1)

Swap Contract– adjustment receivable	90	21	—	2	(2)	(79)	32	31
Options Contract	52	(99)	—	272	(154)	—	71	(32)
Derivatives – liabilities	(26)	(17)	—	(196)	172	(18)	(85)	(2)

Swap Contract – adjustment payable	(3)	(51)	—	(10)	36	(18)	(46)	(17)
Options Contract	(23)	34	—	(186)	136	—	(39)	15

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	3,947	(377)	—	90	(353)	(474)	2,833	(618)

Brazilian government securities	1	(1)	—	—	—	—	—	—
Corporate securities	3,946	(376)	—	90	(353)	(474)	2,833	(618)
Negotiable shares	2,019	34	—	—	(203)	(582)	1,268	(442)
Real estate receivables certificates	1,795	(359)	—	57	(89)	7	1,411	19
Debentures	122	(41)	—	—	(53)	57	85	(196)
Eurobonds and others	—	2	—	20	(2)	11	31	—
Financial credit bills	—	—	—	—	—	5	5	—
Other	10	(12)	—	13	(6)	28	33	1

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – Assets	436	(3)	—	205	(254)	(242)	142	61

Swap Contract– adjustment receivable	369	(5)	—	—	(30)	(244)	90	61
Options Contract	66	2	—	205	(223)	2	52	—
Other derivative financial instruments	1	—	—	—	(1)		—	—

Derivatives – Liabilities	(103)	40	—	(148)	141	44	(26)	6

Swap Contract – adjustment payable	(102)	(37)	—	—	92	44	(3)	(3)
Options Contract	(1)	77	—	(148)	49	—	(23)	9

Sensitivity analyses of Level 3 operations
The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.
Significant unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to substantial changes in the fair value.
The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for non-linear
assets:

Sensitivity – Level 3 Operations		12/31/2019		12/31/2018
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(0.9)	(0.0)	(0.4)	(1.2)
	II	(23.3)	(0.3)	(9.3)	(29.3)
	III	(46.1)	(0.6)	(18.6)	(57.8)

Shares	I	0	0	(63.4)	—
	II	0	0	(126.8)	—

Nonlinear	I	(22.6)	0	(48.2)	—
	II	(43.2)	0	(89.3)	—

The following scenarios are used to measure sensitivity:
Interest rate
Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.
Shares
Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.
Non linear
Scenario I:
Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.
Scenario II:
Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.